Note 3 - Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	September 30,
	2018	2019
	$	$
		(Unaudited)

Office equipment	143	145
Laboratory equipment	111	112
Motor vehicles	23	23
Leasehold improvements	109	102

	386	382
Less: accumulated depreciation	(104)	(165)

Property and equipment, net	282	217